Derivative financial instruments - Hedging instruments (Details) $ in Millions	Sep. 30, 2019 AUD ($)
Financial instruments
Carrying value, assets	$ 2,789
Carrying value, liabilities	$ (1,151)
One-to-one hedge relationships
Financial instruments
Nominal amounts	177,388
Carrying value, assets	$ 4,901
Carrying value, liabilities	$ (5,744)
One-to-one hedge relationships | Within 1 Year
Financial instruments
Nominal amounts	35,738
One-to-one hedge relationships | Over 1 Year to 5 Years
Financial instruments
Nominal amounts	89,963
One-to-one hedge relationships | Over 5 Years
Financial instruments
Nominal amounts	51,687
Macro hedge relationships
Financial instruments
Nominal amounts	195,641
Carrying value, assets	$ 1,525
Carrying value, liabilities	$ (1,896)
Gross Derivatives
Financial instruments
Nominal amounts	373,029
Carrying value, assets	$ 6,426
Carrying value, liabilities	$ (7,640)
Interest rate contracts - Swap agreements | Fair-value hedges | Interest rate risk
Financial instruments
Nominal amounts	126,300
Carrying value, assets	$ 2,548
Carrying value, liabilities	$ (5,672)
Interest rate contracts - Swap agreements | Fair-value hedges | Within 1 Year | Interest rate risk
Financial instruments
Nominal amounts	16,322
Interest rate contracts - Swap agreements | Fair-value hedges | Over 1 Year to 5 Years | Interest rate risk
Financial instruments
Nominal amounts	61,707
Interest rate contracts - Swap agreements | Fair-value hedges | Over 5 Years | Interest rate risk
Financial instruments
Nominal amounts	48,271
Interest rate contracts - Swap agreements | Portfolio fair value hedges | Interest rate risk
Financial instruments
Nominal amounts	18,813
Carrying value, liabilities	$ (194)
Interest rate contracts - Swap agreements | Macro cash flow hedges | Interest rate risk
Financial instruments
Nominal amounts	176,828
Carrying value, assets	$ 1,525
Carrying value, liabilities	$ (1,702)
Foreign exchange contracts - Cross currency swap agreements | Fair-value hedges | Interest rate risk
Financial instruments
Nominal amounts	20,210
Carrying value, assets	$ 584
Carrying value, liabilities	$ (69)
Foreign exchange contracts - Cross currency swap agreements | Fair-value hedges | Within 1 Year | Interest rate risk
Financial instruments
Nominal amounts	5,632
Foreign exchange contracts - Cross currency swap agreements | Fair-value hedges | Over 1 Year to 5 Years | Interest rate risk
Financial instruments
Nominal amounts	12,870
Foreign exchange contracts - Cross currency swap agreements | Fair-value hedges | Over 5 Years | Interest rate risk
Financial instruments
Nominal amounts	1,708
Foreign exchange contracts - Cross currency swap agreements | Cash-flow hedges | Foreign currency and interest rate risks
Financial instruments
Nominal amounts	22,726
Carrying value, assets	$ 1,588
Foreign exchange contracts - Cross currency swap agreements | Cash-flow hedges | Within 1 Year | Foreign currency and interest rate risks
Financial instruments
Nominal amounts	5,632
Foreign exchange contracts - Cross currency swap agreements | Cash-flow hedges | Over 1 Year to 5 Years | Foreign currency and interest rate risks
Financial instruments
Nominal amounts	15,386
Foreign exchange contracts - Cross currency swap agreements | Cash-flow hedges | Over 5 Years | Foreign currency and interest rate risks
Financial instruments
Nominal amounts	1,708
Forward contracts | Net Investment Hedging | Foreign exchange risk
Financial instruments
Nominal amounts	8,152
Carrying value, assets	$ 181
Carrying value, liabilities	$ (3)
Forward contracts | Net Investment Hedging | Within 1 Year | Foreign exchange risk
Financial instruments
Nominal amounts	8,152
Impact of netting arrangements
Financial instruments
Carrying value, assets	$ (3,637)
Carrying value, liabilities	6,489
Parent Entity
Financial instruments
Carrying value, assets	1,977
Carrying value, liabilities	$ (538)
Parent Entity | One-to-one hedge relationships
Financial instruments
Nominal amounts	150,445
Carrying value, assets	$ 4,194
Carrying value, liabilities	$ (5,484)
Parent Entity | One-to-one hedge relationships | Within 1 Year
Financial instruments
Nominal amounts	25,584
Parent Entity | One-to-one hedge relationships | Over 1 Year to 5 Years
Financial instruments
Nominal amounts	74,212
Parent Entity | One-to-one hedge relationships | Over 5 Years
Financial instruments
Nominal amounts	50,649
Parent Entity | Macro hedge relationships
Financial instruments
Nominal amounts	166,978
Carrying value, assets	$ 1,420
Carrying value, liabilities	$ (1,543)
Parent Entity | Gross Derivatives
Financial instruments
Nominal amounts	317,423
Carrying value, assets	$ 5,614
Carrying value, liabilities	$ (7,027)
Parent Entity | Interest rate contracts - Swap agreements | Fair-value hedges | Interest rate risk
Financial instruments
Nominal amounts	122,046
Carrying value, assets	$ 2,535
Carrying value, liabilities	$ (5,475)
Parent Entity | Interest rate contracts - Swap agreements | Fair-value hedges | Within 1 Year | Interest rate risk
Financial instruments
Nominal amounts	14,323
Parent Entity | Interest rate contracts - Swap agreements | Fair-value hedges | Over 1 Year to 5 Years | Interest rate risk
Financial instruments
Nominal amounts	59,842
Parent Entity | Interest rate contracts - Swap agreements | Fair-value hedges | Over 5 Years | Interest rate risk
Financial instruments
Nominal amounts	47,881
Parent Entity | Interest rate contracts - Swap agreements | Macro cash flow hedges | Interest rate risk
Financial instruments
Nominal amounts	166,978
Carrying value, assets	$ 1,420
Carrying value, liabilities	$ (1,543)
Parent Entity | Foreign exchange contracts - Cross currency swap agreements | Fair-value hedges | Interest rate risk
Financial instruments
Nominal amounts	13,042
Carrying value, assets	$ 441
Parent Entity | Foreign exchange contracts - Cross currency swap agreements | Fair-value hedges | Within 1 Year | Interest rate risk
Financial instruments
Nominal amounts	4,473
Parent Entity | Foreign exchange contracts - Cross currency swap agreements | Fair-value hedges | Over 1 Year to 5 Years | Interest rate risk
Financial instruments
Nominal amounts	7,185
Parent Entity | Foreign exchange contracts - Cross currency swap agreements | Fair-value hedges | Over 5 Years | Interest rate risk
Financial instruments
Nominal amounts	1,384
Parent Entity | Foreign exchange contracts - Cross currency swap agreements | Cash-flow hedges | Foreign exchange risk
Financial instruments
Nominal amounts	13,042
Carrying value, assets	$ 1,172
Carrying value, liabilities	$ (6)
Parent Entity | Foreign exchange contracts - Cross currency swap agreements | Cash-flow hedges | Within 1 Year | Foreign exchange risk
Financial instruments
Nominal amounts	4,473
Parent Entity | Foreign exchange contracts - Cross currency swap agreements | Cash-flow hedges | Over 1 Year to 5 Years | Foreign exchange risk
Financial instruments
Nominal amounts	7,185
Parent Entity | Foreign exchange contracts - Cross currency swap agreements | Cash-flow hedges | Over 5 Years | Foreign exchange risk
Financial instruments
Nominal amounts	1,384
Parent Entity | Forward contracts | Net Investment Hedging | Foreign currency and interest rate risks
Financial instruments
Nominal amounts	2,315
Carrying value, assets	$ 46
Carrying value, liabilities	$ (3)
Parent Entity | Forward contracts | Net Investment Hedging | Within 1 Year | Foreign currency and interest rate risks
Financial instruments
Nominal amounts	2,315
Parent Entity | Impact of netting arrangements
Financial instruments
Carrying value, assets	$ (3,637)
Carrying value, liabilities	$ 6,489